Related Parties - Summary of Loans and Others Arising From Related Party Transaction (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	₩ 526,300
Changes in Loans receivable transactions between related parties
Loans	48,948
Collection	(42,331)
Others	(18,036)
Ending balance	514,881
Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(33,066)
Changes in Loans receivable transactions between related parties
Loans	(710)
Collection	0
Others	0
Ending balance	(33,776)
KNOC Nigerian East & West Oil Co., Ltd. | Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	33,066
Changes in Loans receivable transactions between related parties
Loans	710
Collection	0
Others	0
Ending balance	33,776
Xe-Pian Xe-Namnoy Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	26,606
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(635)
Ending balance	25,971
PT. Cirebon Energi Prasarana | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	38,865
Changes in Loans receivable transactions between related parties
Loans	10,412
Collection	(1,642)
Others	3,039
Ending balance	50,674
Daejung Offshore Wind Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	1,000
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	1,000
Bitgoel Eco Energy Co., Ltd. [Member] | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	26,625
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(4,118)
Others	0
Ending balance	22,507
Saemangeum Sebit Power Plant Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	27,550
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(5,748)
Others	0
Ending balance	21,802
Remal First Holding Company | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	1
Collection	0
Others	0
Ending balance	1
Naseem First Holding Company | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	1
Collection	0
Others	0
Ending balance	1
Jeju Bukchon BES Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	7,380
Collection	0
Others	0
Ending balance	7,380
Solaseado Solar Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	34,929
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(999)
Others	0
Ending balance	33,930
Gunsan Green Energy Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	627
Collection	0
Others	0
Ending balance	627
Recursos Solares PV de Mexico II, S.A. de C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	14,313
Changes in Loans receivable transactions between related parties
Loans	1,512
Collection	0
Others	(275)
Ending balance	15,550
Horus Solar, S.A. De C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	13,677
Changes in Loans receivable transactions between related parties
Loans	3,413
Collection	0
Others	(296)
Ending balance	16,794
SUNMEX RENOVABLES, S.A. DE C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	21,793
Changes in Loans receivable transactions between related parties
Loans	2,529
Collection	0
Others	(463)
Ending balance	23,859
Kelar S.A. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	19,291
Changes in Loans receivable transactions between related parties
Loans	11,397
Collection	(10)
Others	(12,358)
Ending balance	18,320
DE Energia SpA | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	8,420
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(8,420)
Others	0
Ending balance	0
Daehan Wind Power PSC | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	16,956
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(1,767)
Others	(411)
Ending balance	14,778
Bitsolar Energy Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,165
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	3,165
Daesan Green Energy Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	2,491
Changes in Loans receivable transactions between related parties
Loans	811
Collection	0
Others	0
Ending balance	3,302
Yangyang Wind Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,257
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	3,257
Nghi Son 2 Power LLC | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	168,601
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(19,429)
Others	(4,245)
Ending balance	144,927
Guadalupe Solar SpA | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,352
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(198)
Others	(81)
Ending balance	3,073
Forsight Iberian Solar Group Holding Spain S.L. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	71,137
Changes in Loans receivable transactions between related parties
Loans	3,018
Collection	0
Others	(1,944)
Ending balance	72,211
CapMan Lynx SCA, SICAR | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	35,210
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(35,210)
Ending balance	0
CapMan Lynx SCA, SICAR | Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(35,210)
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	35,210
Ending balance	0
S-Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	294
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(7)
Ending balance	287
Omisan Wind Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	8,894
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	8,894
Gurae Resident Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	106
Collection	0
Others	0
Ending balance	106
Yeongwol Eco Wind Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	2,178
Collection	0
Others	0
Ending balance	2,178
KAS INVESTMENT I LLC | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	7,517
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(184)
Ending balance	7,333
KAS INVESTMENT II LLC | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	7,567
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(176)
Ending balance	7,391
Chungsongmeon BongSan wind power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	5,563
Collection	0
Others	0
Ending balance	₩ 5,563